NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

Organization

WeTrade Group, Inc was incorporated in the State of Wyoming on March 28, 2019 and is in the business of providing technical services and solutions via its social e-commerce platform. We are committed to providing an international cloud-based intelligence system and independently developed a micro-business cloud intelligence system called the “YCloud.” Our goal is to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

We provide technology services to both individual and corporate users. We provide access to “YCloud” to five customers, which are Beijing Yidong Linglong Cultural Media Co., Ltd (“Beijing Yidong”), a PRC media and internet company, Beijing Maitu International Travel Agency Co., Ltd (“Maitu International”), a PRC leading tourism company in South Korea, Japan and China, Beijing Youth Travel Service Co., Ltd (“Beijing Youth Travel”),  a cross-regional comprehensive tourism group, Zhuozhou Weijiafu Information Technology Limited (“Weijiafu”), a PRC technology company, which then provide “YCloud” services to individual and corporate micro-business owners, and a related party- Changtongfu Technology (Hainan) Co Limited (“Changtongfu”), a PRC technology company, which then provide “YCloud” services to individual and corporate business owners in the hotel and travel industries.

The market individual micro-business owners represents a potential of 330 million users by the year of 2023. (Source: iResrarch. http://xueqiu.com/8455183447/172404679?sharetime=2,2/22/2021). YCloud serves corporate users in multiple industries, including Yuetao Group, Zhiding, Lvyue, Yuebei, Yuedian, Coke GO, and Zhongyanshangyue. We conduct business operations in mainland China and have established trial operations in Hong Kong. We expect to utilize the YCloud system to establish a global strategic cooperation with various social media platforms.

The main functions of the YCloud system are to manage users’ marketing relationships, CPS commission profit management, multi-channel data statistics, AI fission and management, and improved supply chain systems.

Currently, YCloud serves the micro business industry, tourism, hospitality and short video. We expect to expand the application of YCloud to livestreaming, medical beauty and traditional retail industries.

Recent Business Developments

In first Quarter 2022, the Company has entered YCloud system service agreements with three new customers as follows:

Beijing Yidong Linglong Cultural Media Co., Ltd. (“Beijing Yidong”), a PRC media and internet company that provides comprehensive high-quality digital contents, cultural and arts exchange activities for users.

Beijing Maitu International Travel Agency Co., Ltd (“Maitu International”), a PRC company that has been engaged in outbound tourism business since May 2008. Maitu is also a leading tourism company in South Korea, Japan and China.

Beijing Youth Travel Service Co., Ltd (“Beijing Youth Travel”) is an international travel agency approved by the National Tourism Administration and subordinate to the Beijing Municipal Tourism Administration. Beijing Youth Travel is a cross-regional comprehensive tourism enterprise group with more than 70 chain stores, and it integrates services in outbound tourism, inbound tourism, domestic tourism, tourism fleet, taxi, real estate, catering, consulting services, advertising, culture and entertainment.

Our Business

We have utilized digitalization, electronic management, electronic data exchange, big data analysis, AI fission technology, revenue management and other technologies to build a strong coordination effect. We believe that our cloud technology enables us to develop a highly functional platform for micro-business users in China. We have optimized our product using the tools and platforms best suited to serve our customers and developed YCloud.

We believe that YCloud is the first global micro-business cloud intelligent internationalization system. It conducts multi-channel data analysis through the learning of big data and social recommendation relationships. It also provides users with AI fission and management systems and supply chain systems in order to reach a wider range of user groups. YCloud has four main functions and competitive advantages as follows:

Multiple integrated payment methods and payment analytics: the YCloud system provides micro-businesses and hotel owners with multiple payment methods such as Alipay, WeChat, and UnionPay. The total order amount is directly entered into the platform to collect funds in separate accounts. Using YCloud’s technology support, the micro-business owners offer multiple channels of payments to their customers, including Alipay, WeChat, and UnionPay. Meanwhile, YCloud assigns a bar code to merchandises that purchasers can then scan to pay, allowing purchasers to make payments both online and offline. This proprietary payment technology allows our customers to reduce labor costs and error rates, thus significantly improving data analysis.

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Single-scenario payment function: although micro-business owners are provided with a multi-method payment function for their consumers through the YCloud system, micro-business owners only have a single sales channel to display. The revenue of each sale is divided by commissions, and the cost is allocated to suppliers and the handling fee to the YCloud system. The remaining balance goes to micro-business owners.

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Multi-scenario payment function: micro-business owners have multiple sales channels to display and numerous channels to perform revenue sharing and profit consolidation functions. After various products are sold through different channels, the cost will be allocated to suppliers and the handling fee to the YCloud system. The remaining balance will be combined and goes to micro-business owners.

During the year 2020, due to the impact of the COVID-19 outbreak, many companies, including businesses traditionally operating offline, from a wide range of industries, such as tourism, catering, entertainment or retail, have opted for a micro-business model to build sales channels through online social platforms and expand business opportunities. As a result of the COVID-19 outbreak, consumer demand shifted, which forced business owners to expand to new markets and be present on multiple social platforms. Through continuous research on the micro-business industry, and its understanding of the relationship between people and social relationships on social platforms, YCloud develops new technology designed to meet the ever changing demand of micro-business owners across all industries

Team management: the YCloud system utilizes user marketing relationship tracking and CPS commission revenue management tools.

AI fission and management: using intelligent robots to analyze user behavior, data sharing, purchase history, and other data, the YCloud system provides tailored recommendations and displays. For example, the YCloud system connects users’ behavior across multiple apps and platforms and makes automatic recommendations based on its analysis.

Supply chain system integration: the YCloud system applies cross-platform resource integration technology. The integration allows the multi-channel output of high-quality products and creates a seamless connection between suppliers and customers. The YCloud provides a complete supply chain system integrating supply, sales, finance, and service.

The following diagram sets forth the structure of the Company as of the date of this Current Report:

Our business and corporate address in the United States is 1621 Central Ave, Cheyenne, WY 82001 Our telephone number is +86-13795206876 and our registered agent for service of process is Wyoming Registered Agent, 1621 Central Ave, Cheyenne, WY 82001. Our fiscal year end is December 31. Our Chinese business and corporate address is No. 18, Kechuang 10th Street, Beijing Economic and Technological Development Zone, Beijing, People Republic of China. The Chinese address is where our management is located.

NOTE 1. NATURE OF BUSINESS

Organization

WeTrade Group, Inc. was incorporated in the State of Wyoming on March 28, 2019 and is in the business of providing an international cloud-based intelligence system and independently developed a micro-business cloud intelligence system called the “YCloud.” Our goal is to provide technical and auto-billing management services to micro-business online stores in China through big data analytics, machine learning mechanisms, social network recommendations, and multi-channel data analysis.

 (Source: iResearch. http://xueqiu.com/8455183447/172404679?sharetime=2,2/22/2021). YCloud serves corporate users in multiple industries, including e-commerce business, medical beauty, healthcare products, food and beverage, tourism and etc. We conduct business operations in mainland China and have established trial operations in Hong Kong, the Philippines, and Singapore. We expect to utilize the YCloud system to establish a global strategic cooperation with various social media platforms. Plan to negotiate with Kakao Talk, Line, Whatsapp, Ohho, and Bluechat. Additionally, we have formed long-term technical collaborations with Yuetao App, Daren App, Yuebei App, Zhiding App, Yuedian App, and Lvyue App through Weijiafu and Changtongfu.

In January 2020, we appointed 3rd party software company to develop an auto-billing management system (“YCloud System”), to provide online payment services for our customers in PRC. The main functions of YCloud System are users’ marketing relationship, CPS commission profit management, multi-channel data statistics, AI fission and management, improved supply chain system. YCloud applications cover the micro business industry, tourism industry, hospitality industry, livestreaming and short video industry, medical beauty industry and traditional retail industry.

Currently, YCloud serves the micro business industry and we have expanded the application of YCloud to tourism, hospitality, livestreaming and short video, medical beauty and traditional retail industries.